FEDERAL HOME LOAN BANK STOCK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
FEDERAL HOME LOAN BANK STOCK [Abstract]
Investment percentage in capital stock of FHLB, residential mortgage loans	1.00%
Investment percentage in capital stock of FHLB, total assets	0.30%
Investment percentage in capital stock of FHLB, outstanding advances	5.00%
Interest Income, Federal Home Loan Bank Advances	$ 19	$ 4
Minimum [Member]
Statement [Line Items]
Dividend annualized rate	0.10%
Maximum [Member]
Statement [Line Items]
Dividend annualized rate	0.43%